Bank Borrowings - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2014 Subsequent Event	Dec. 31, 2013 Minimum	Dec. 31, 2012 Minimum	Dec. 31, 2013 Maximum	Dec. 31, 2012 Maximum	Dec. 31, 2013 Unsecured Debt	Dec. 31, 2012 Unsecured Debt	Dec. 31, 2013 Secured Debt Director and iSoftStone WFOE	Dec. 31, 2012 Secured Debt Director and iSoftStone WFOE	Dec. 31, 2013 Bank Borrowings
Short-term Debt [Line Items]
Fixed Interest Rates				5.54%	6.00%	7.21%	7.22%
Short Term Bank Loans	$ 123,434	$ 54,012						$ 106,585	$ 31,540	$ 16,849	$ 22,472
Long Term Bank Loans	42,635							16,436		26,199
Credit facility, maximum borrowing amount	213,423		47,905
Credit facilities expired amount	44,601
Amount utilized from credit facility												166,069
Line of credit facility	47,354
Short term borrowing, fair value	122,887	53,425
Long term borrowing, fair value	$ 40,321